DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
Derivative Instruments
Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2012
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$722	$1,235
Interest rate swaps (cash flow hedge)	348	791
	$1,070	$2,026

	At December 31, 2011
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$582	$1,145
Interest rate swaps (cash flow hedge)	251	643
	$833	$1,788